Income Tax Expense (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Expense
Schedule of Reconciliation of effective tax charge

	2023	2022	*	2021
	$’000	$'000		$'000
Current taxes:
Current year	114,055	109,044		93,774
Prior years	375	(202)		(2,082)
Total current tax charge	114,430	108,842		91,692

Deferred income taxes (note 16):
Current year	(32,048)	(183,495)		(69,158)
Prior years	25,146	(360)		(4,554)
Total deferred income tax credit	(6,902)	(183,855)		(73,712)

Total taxation charge/(credit)	107,528	(75,013)		17,980

Reconciliation of effective tax charge
Loss before income tax	(1,880,650)	(543,979)		(8,141)

Tax calculated at domestic tax rates applicable to profits in respective countries	(638,254)	(193,643)		(4,433)
Tax effects of:
Income not subject to taxation**	(21,771)	(6,687)		(5,307)
Expenses not deductible for tax purposes	89,958	75,197		35,191
Movement in deferred tax assets not recognized***	633,448	79,477		74,084
Change in tax base****	1,769	(74,291)		(86,184)
Prior year under/(over) provision*****	25,521	(562)		6,636
Goodwill impairment	—	40,937		—
Withholding tax on distributable profits	3,742	5,967		—
Other profit‑related taxes	—	—		5,239
Effects of changes in tax rates	(849)	(4,845)		(5,272)
Non-deductible share-based payment expense	—	—		1,441
Movement in uncertain tax positions	9,524	6,501		(3,264)
Foreign exchange effects and other differences	4,440	(3,064)		(151)
Total taxes	107,528	(75,013)		17,980

Schedule of Current Income Tax

Current income tax receivables	3,755	1,174	128
Current income tax payables	(75,612)	(70,008)	(68,834)
	(71,857)	(68,834)	(68,706)

*Re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.

Schedule of movement in the current income tax

The movement in the current income tax is as follows:
At beginning of year	(68,834)	(68,706)	(48,703)
Additions through business combination	—	—	(3,434)
Charged to profit or loss	(114,430)	(108,842)	(91,692)
Paid during the year	45,411	51,245	29,147
Withholding tax netting off	57,565	54,878	45,849
Exchange difference	8,431	2,591	127
At end of year	(71,857)	(68,834)	(68,706)